Provisions - Summary of Oil and Gas Pricing (Parenthetical) (Detail) - 2025 [member]	12 Months Ended
Dec. 31, 2022 bbl MMBTU
Disclosure of detailed information about oil and gas pricing [line items]
Long term oil price | bbl	70
Percentage of oil price escalation	2.00%
Long term gas price | MMBTU	3.8
Percentage of gas price escalation	2.00%